NORTHERN LIFE

                           ADVANTAGE CENTURY(SM) ANNUITY

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                              SEPARATE ACCOUNT ONE
                         NORTHERN LIFE INSURANCE COMPANY

                         SUPPLEMENT TO PROSPECTUS DATED
                                   MAY 1, 2000



In the prospectus, we describe how the Contract Owner may purchase a rider to the Contract that entitles the Contract Owner to change the Specified Contract Anniversary to the first Contract Anniversary immediately preceding the Contract Owner's death. This rider is not available for Contracts issued in the State of Texas.


October 23, 2000


              PLEASE INCLUDE THIS SUPPLEMENT WITH YOUR PROSPECTUS.


                       FOR USE IN THE STATE OF TEXAS ONLY



Form No. 048824